Taxes - Primary Income Tax Jurisdictions and their Respective Audit Years (Detail)	12 Months Ended
Dec. 31, 2012
United States [Member]
Primary income tax jurisdictions and their respective audit years
Open tax audit beginning year	2009
Open tax audit ending year	2012
The Netherlands [Member]
Primary income tax jurisdictions and their respective audit years
Open tax audit beginning year	2009
Open tax audit ending year	2012
Singapore [Member]
Primary income tax jurisdictions and their respective audit years
Open tax audit beginning year	2008
Open tax audit ending year	2012
United Kingdom [Member]
Primary income tax jurisdictions and their respective audit years
Open tax audit year	2012
Venezuela [Member]
Primary income tax jurisdictions and their respective audit years
Open tax audit beginning year	2008
Open tax audit ending year	2012